Expense Example, No Redemption	Dec. 05, 2025 USD ($)
Aristotle Core Bond Fund | Aristotle Core Bond Fund, Class H
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 49
Expense Example, No Redemption, 3 Years	154
Expense Example, No Redemption, 5 Years	269
Expense Example, No Redemption, 10 Years	604
Aristotle Core Income Fund | Aristotle Core Income Fund, Class H
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	47
Expense Example, No Redemption, 3 Years	148
Expense Example, No Redemption, 5 Years	258
Expense Example, No Redemption, 10 Years	579
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund, Class H
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund, Class H
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	33
Expense Example, No Redemption, 3 Years	103
Expense Example, No Redemption, 5 Years	182
Expense Example, No Redemption, 10 Years	$ 415